Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [text block] [Abstract]
Schedule of intangible assets
	Project Development in Progress	Intellectual Property and Patents Registration	Software	Total
	€’000	€’000	€’000	€’000
Cost
January 1, 2020	-	-	-	-
Additions-business combination	-	1,900	-	1,900
Additions-other	273	11	4	288
Transfers during the year	15	-	-	15
December 31, 2020	288	1,911	4	2,203

Amortisation
January 1, 2020	-	-	-	-
Amortisation charge	-	-	-	-
December 31, 2020	-	-	-	-

Net book value
At December 31, 2020	288	1,911	4	2,203
At December 31, 2019	-	-	-	-

Schedule of sensitivity analysis to significant assumptions
Description	Input	Sensitivity applied	Effect on book value €’000s
Indefinite useful lives intangible assets	Discount rate	+500bps	-
Indefinite useful lives intangible assets	Operating margin	-500bps	-